M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

COMMON STOCK - 95.48%	Shares	Value

Auto Parts & Equipment - 3.67%
Dorman Products, Inc. (a)	393	$32,426
Gentherm, Inc. (a)	584	35,163
Methode Electronics, Inc.	1,572	50,697
		118,286
Banks - 4.20%
First Financial Bankshares, Inc.	1,115	32,023
Glacier Bancorp, Inc.	1,330	40,179
Hope Bancorp, Inc.	2,149	20,781
Lakeland Financial Corp.	288	15,013
WesBanco, Inc.	1,077	27,313
		135,309
Building Materials - 2.64%
Boise Cascade Co.	233	25,483
UFP Industries, Inc.	572	59,688
		85,171
Chemicals - 1.95%
Quaker Chemical Corp.	174	30,882
Rogers Corp. (a)	220	31,792
		62,674
Commercial Services - 3.82%
Healthcare Services Group, Inc.	1,873	21,633
AMN Healthcare Services, Inc. (a)	224	19,797
CBIZ, Inc. (a)	582	32,656
EVERTEC, Inc. - Puerto Rico	749	29,638
Medifast, Inc.	230	19,398
		123,122
Computers - 2.93%
ExlService Holdings, Inc. (a)	1,065	31,130
Lumentum Holdings, Inc. (a)	421	22,789
Qualys, Inc. (a)	162	25,215
TTEC Holdings, Inc.	509	15,148
		94,282
Distribution & Wholesale - 1.54%
SiteOne Landscape Supply, Inc. (a)	290	49,645

Diversified Financial Services - 0.62%
Evercore, Inc.	142	19,887

Electric - 1.37%
Ameresco, Inc. - Class A (a)	1,017	44,229

Electrical Components & Equipment - 1.31%
Insteel Industries, Inc.	1,218	42,326

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

COMMON STOCK - 95.48% (continued)	Shares	Value

Electronics - 3.10%
Coherent Corp. (a)	927	$34,883
NVE Corp.	321	28,392
OSI Systems, Inc. (a)	269	36,678
		99,953
Engineering & Construction - 6.51%
Comfort Systems USA, Inc.	487	89,886
Exponent, Inc.	364	32,709
MasTec, Inc. (a)	424	42,184
Sterling Infrastructure, Inc. (a)	543	44,939
		209,718
Environmental Control - 2.00%
Insteel Industries, Inc.	410	64,514

Food - 2.42%
J & J Snack Foods Corp.	179	29,021
Performance Food Group Co. (a)	787	48,896
		77,917
Hand & Machine Tools - 0.82%
Franklin Electric Co., Inc.	274	26,499

Healthcare - Products - 5.90%
Globus Medical, Inc. (a)	663	35,868
iRadimed Corp.	390	18,030
LeMaitre Vascular, Inc.	816	47,173
Neogen Corp. (a)	1,921	44,414
Omnicell, Inc. (a)	438	24,905
Tandem Diabetes Care, Inc. (a)	196	5,363
Zynex, Inc. (a)	1,878	14,461
		190,214
Healthcare - Services - 9.10%
Addus HomeCare Corp. (a)	273	23,942
Amedisys, Inc. (a)	380	35,625
Ensign Group, Inc.	832	83,383
Medpace Holdings, Inc. (a)	303	81,892
Pediatrix Medical Group, Inc. (a)	1,636	23,117
US Physical Therapy, Inc.	450	45,374
		293,333
Home Builders - 1.52%
Century Communities, Inc.	657	48,782

Home Furnishings - 0.70%
MillerKnoll, Inc.	1,176	22,462

Household Products & Wares - 0.51%
WD-40 Co.	77	16,545

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

COMMON STOCK - 95.48% (continued)	Shares	Value

Internet - 2.00%
Perficient, Inc. (a)	330	$21,051
Shutterstock, Inc.	330	13,896
Ziff Davis, Inc. (a)	440	29,326
		64,273
Leisure Time - 0.99%
YETI Holdings, Inc. (a)	639	31,918

Machinery - Diversified - 2.69%
Albany International Corp.	420	38,942
Cactus, Inc. - Class A	893	47,633
		86,575
Metal Fabricate & Hardware - 1.42%
RBC Bearings, Inc. (a)	199	45,877

Oil & Gas Services - 3.92%
Aris Water Solutions, Inc. - Class A	1,147	11,745
DMC Global, Inc. (a)	1,091	26,206
Dril-Quip, Inc. (a)	1,443	39,798
RPC, Inc.	3,071	24,537
Select Water Solutions, Inc.	2,980	23,989
		126,275
Pharmaceuticals - 3.37%
Amphastar Pharmaceuticals, Inc. (a)	329	17,539
Coherus Biosciences, Inc. (a)	3,959	21,101
Corcept Therapeutics, Inc. (a)	627	20,522
Phibro Animal Health Corp. - Class A	1,460	20,367
Supernus Pharmaceuticals, Inc. (a)	912	29,038
		108,567
REITS - 1.79%
Easterly Government Properties, Inc.	1,054	14,092
Getty Realty Corp.	921	27,648
LTC Properties, Inc.	483	15,871
		57,611
Retail - 7.56%
American Eagle Outfitters, Inc.	2,177	36,922
Casey's General Stores, Inc.	225	54,992
Cracker Barrel Old Country Store, Inc.	109	8,985
La-Z-Boy, Inc.	1,275	39,334
Lithia Motors, Inc.	150	46,203
Ollie's Bargain Outlet Holdings, Inc. (a)	401	30,909
Shake Shack, Inc. - Class A (a)	375	26,250
		243,595

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

COMMON STOCK - 95.48% (continued)	Shares	Value

Semiconductors - 10.19%
Axcelis Technologies, Inc. (a)	341	$65,523
Diodes, Inc. (a)	479	39,206
Kulicke & Soffa Industries, Inc. - Singapore	428	22,140
MACOM Technology Solutions Holdings, Inc. (a)	503	42,534
Onto Innovation, Inc. (a)	375	52,118
Photronics, Inc. (a)	1,014	24,093
Semtech Corp. (a)	1,296	33,890
Synaptics, Inc. (a)	243	21,272
Vishay Precision Group, Inc. (a)	769	27,699
		328,475
Software - 1.03%
ACI Worldwide, Inc. (a)	501	12,164
Consensus Cloud Solutions, Inc. (a)	662	21,138
		33,302
Telecommunications - 2.03%
A10 Networks, Inc.	3,417	50,879
Cambium Networks Corp. (a)	1,583	14,579
		65,458
Transportation - 1.27%
Landstar System, Inc.	216	40,999

Water - 0.59%
California Water Service Group	376	18,894

TOTAL COMMON STOCK (Cost $3,081,887)		3,076,687

INVESTMENTS AT VALUE (Cost $3,081,887) - 95.48%		$3,076,687

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 4.52%		145,707

NET ASSETS - 100.00%		$3,222,394

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The following abbreviations are used in this portfolio:

REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the M3Sixty Small Cap Growth Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and REITs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The SEC recently adopted Rule 2a-5 under the Investment Company Act of 1940, which establishes an updated regulatory framework for registered investment company fair valuation practices. Under Rule 2a-5, a greater number of the Fund’s securities may be subject to fair value pricing. The Fund’s fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Fund’s “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2023 (Unaudited)

Fair Value Measurements (continued)

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2023.

M3Sixty Small Cap Growth Fund
Financial Instruments - Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (2)	$3,076,687	$—	$3,076,687
Totals	$3,076,687	$—	$3,076,687

(1)       As of and during the period from June 28, 2023, commencement of operations, through August 31, 2023, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

During the period from June 28, 2023, commencement of operations, through August 31, 2023, no securities were valued using alternative procedures approved by the Board of Trustees.

Small Capitalization Company Risk

The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification and financial resources, the securities of these companies may be more speculative, volatile and less liquid than securities of larger companies, and they can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings or other adverse developments.

Growth Company Risk

Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general. Growth stocks may also fall out of favor and may underperform relative to the overall equity market at times.

M3Sixty Small Cap Growth Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2023 (Unaudited)

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2023 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$3,081,896	$154,104	$(159,313)	$(5,209)

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.